Share-based Compensation - Schedule of Fair Value of Each Option Granted Under Incentive Shares Plan Estimated Using Binomial Model Assumption (Details) - Incentive Shares Plan - ¥ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Risk-free interest rate, minimum	1.97%	1.27%	1.58%
Risk-free interest rate, maximum	2.04%	1.35%	1.90%
Expected life (in years)	5 years	5 years	5 years
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility, minimum	39.00%	43.30%	42.00%
Expected volatility, Maximum	41.90%	44.00%	43.10%
Exercise multiple	¥ 2.8	¥ 2.8	¥ 2.8